Other Receivables and Prepayments, net (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivables and Prepayments, net
Schedule of components of other receivables and prepayments, net

	As of December 31,
	2016	2017
	RMB	RMB
Deposits (Note a)	236,066	342,703
Cash advanced to staff	16,272	12,847
Loans to staff	12,262	30,402
VAT receivable	555,899	791,156
Interest receivable	16,905	25,871
Advances to suppliers related to financing activities (Note b)	855,755	1,502,046
Advances to suppliers related to procurement activities	263,001	646,027
Prepaid expense	92,452	152,179
Others	245,213	170,965

Total	2,293,825	3,674,196

Note a	Deposits consist of amounts paid to vendors for advertising and rentals.
Note b	The Group provides financing to some of its suppliers by advancing them cash, and held portions of accounts payables the Group owed to them as pledges.